Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Components of Intangible Assets

Intangible assets, net consisted of the following:

		December 31, 2010			December 31, 2011
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradenames	9-10 years	$8,900	$2,641	$6,259	$13,735	$114	$13,621
Completed technologies	4-5 years	20,301	11,505	8,796	21,937	15,359	6,578
Core technologies
— acquired	3-11 years	9,570	5,952	3,618	10,549	6,466	4,083
— self-developed software	3-5 year	17,045	142	16,903	33,046	2,779	30,267
Customer relationships	10-12 years	29,892	6,641	23,251	31,002	9,233	21,769
Other intangible assets	Indefinite	7,420	—	7,420	7,711	—	7,711

Total		$93,128	$26,881	$66,247	$117,980	$33,951	$84,029

Estimated Aggregate Amortization Expense for Next Five Years

Estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2012	$12,189
2013	11,498
2014	9,642
2015	8,419
2016	8,288
2017 and thereafter	26,282

$76,318